Aug. 28, 2017
INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 15, 2018 TO THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 28, 2017, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500 BuyWrite ETF

Important Notice Regarding a Change to the Unitary Management Fee
of Invesco S&P 500 BuyWrite ETF (the "Fund")

At a meeting held on June 14, 2018, the Board of Trustees of the Invesco Exchange-Traded Fund Trust approved a reduction in the annual unitary management fee of the Fund to 0.49% of the Fund's average daily net assets. The reduced unitary management fee for the Fund will become effective on July 1, 2018.

Please Retain This Supplement for Future Reference.